Summary of critical accounting judgments and key sources of estimation uncertainty - Share-based Payments (Details)				12 Months Ended
	Jan. 23, 2023 shares	Mar. 31, 2021 SFr / shares shares	Aug. 29, 2020 shares	Dec. 31, 2022 Plan SFr / shares	Dec. 31, 2021 Plan	Dec. 31, 2020 Plan SFr / shares	Dec. 31, 2022 $ / shares	Oct. 17, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	May 06, 2022 SFr / shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shared based payment arrangement plans | Plan				3	3	3
Par value per share (in CHF/USD per share) | (per share)		SFr 0.01		SFr 0.05		SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in number of shares authorised (in shares)	13,520,000	6,760,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Minimum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Maximum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in number of shares authorised (in shares)			2,820,000
Second Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in number of shares authorised (in shares)			1,060,000